GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 871,684	$ 1,414,700	$ 1,190,125	$ 2,725,991	$ 1,335,390	$ 361,732	$ 3,476,509	$ 4,423,113	$ 6,860,049	$ 4,521,663
Working capital deficit	$ 769,000						$ 769,000		$ 400,000